Non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2014
Non Controlling Interest (Abstract)
Non controlling interests

	Six-month period ended June 30,
	2013	2014

Balance at the beginning of the period.	$ 1,021,559	$ 1,218,062
Net income for the period.	17,738	27,753
Decrease in DryShips equity for reduction in subsidiary ownership (Notes 11 and 12)	168,502	1,719
Amortization of stock based compensation	234	672
Dividends declared	-	(10,246)
Other comprehensive income	1,491	311
Balance at the end of the period	$ 1,209,524	$ 1,238,271